Combined Balance Sheets - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Stockholders' equity:
Total stockholders' equity	$ 33,077
KSix, LLC and Affiliate [Member]
CURRENT ASSETS:
Cash and cash equivalents	29,310	$ 127,219
Accounts receivable	281,658	468,070
Prepaid expenses and other current assets	4,462	2,327
TOTAL CURRENT ASSETS	315,430	597,616
COMPUTER EQUIPMENT, AT COST, LESS ACCUMULATED DEPRECIATION OF $7,005 AND $6,132	4,566	5,927
TOTAL ASSETS	319,996	603,543
CURRENT LIABILITIES:
Accounts payable	$ 137,562	239,427
Accrued interest payable- related party		29,863
Accrued expenses- related party		$ 3,120
Note payable	$ 100,000
Notes payable and current portion of long-term debt	76,645	$ 72,024
Accrued expenses and other current liabilities	762
TOTAL CURRENT LIABILITIES	314,969	$ 344,434
LONG TERM DEBT:
Notes payable	$ 84,941	161,547
Notes payable -related party		540,500
Long-term debt less current installments	$ 84,941	$ 702,047
Commitments and contingencies
TOTAL LIABILITIES	$ 399,910	$ 1,046,481
Stockholders' equity:
Total stockholders' equity	(79,914)	(442,938)
MEMBER'S' DEFICIENCY	(79,914)	(442,938)
TOTAL LIABILITIES AND MEMBER'S DEFICIENCY	319,996	$ 603,543
KSix Media, Inc. and Subsidiaries [Member]
CURRENT ASSETS:
Cash and cash equivalents	37,817
Accounts receivable	281,658
Prepaid expenses and other current assets	4,462
TOTAL CURRENT ASSETS	323,937
Property and Equipment, less accumulated depreciation of $19	4,566
Intangible assets less accumulated amortization of $8352	1,134,810
TOTAL ASSETS	1,463,313
CURRENT LIABILITIES:
Accounts payable and accrued expenses	138,325
Advance from related party	80,325
Notes payable and current portion of long-term debt	416,645
TOTAL CURRENT LIABILITIES	635,295
LONG TERM DEBT:
Long-term debt less current installments	$ 794,941
Commitments and contingencies
TOTAL LIABILITIES	$ 1,430,236
Stockholders' equity:
Preferred stock: $0.001 par value; 100,000,000 shares authorized; no shares issued and outstanding
Common stock: $0.001 par value; 30,000,000 shares authorized; 21,000,000 shares issued and outstanding	$ 21,000
Additional paid in capital	19,000
Accumulated deficit	(6,923)
Total stockholders' equity	33,077
TOTAL LIABILITIES AND MEMBER'S DEFICIENCY	$ 1,463,313